Note 24 - Taxes - Temporary Differences (Details) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Temporary Differences	$ 45,076,000	$ 39,101,000
Non-capital losses [member]
Statement Line Items [Line Items]
Temporary Differences	44,742,000	38,767,000
Property, plant and equipment [member]
Statement Line Items [Line Items]
Temporary Differences	207,000	207,000
Capital losses [member]
Statement Line Items [Line Items]
Temporary Differences	$ 127,000	$ 127,000